BUILD, SALE AND LEASE-BACK OF TWENTY-FOUR JUMBO DRY BARGES (Tables)	12 Months Ended
Dec. 31, 2012
BUILD, SALE AND LEASE-BACK OF TWENTY-FOUR JUMBO DRY BARGES [Abstract]
Obligations under Operating Lease	At December 31, 2012, obligations under the operating lease were as follows:
Year ending December 31

2013	$2,019
2014	1,949
2015	1,879
2016	1,809
2017	1,739
Thereafter	7,430
Total	$16,825